OTHER PROVISIONS (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2014 GBP (£)	Dec. 31, 2017 GBP (£)
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	£ 1,422
Other provisions	3,547		£ 5,789
Provision used, other provisions	(3,799)
Payments in respect of settlements, reimbursement rights		£ 217
Restructuring provision	191		104
Provisions	329		345
Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	750
Total Payment Protection Insurance To Date	£ 19,425
Description of Average Number of Complaints Per Week PPI	13,000
Other provisions	£ 1,329
Provision used, other provisions	£ 1,859
Number of Policies Sold	16,000,000
Estimated percentage of policies contacted settled or provided	53.00%
Description of Reactive Complaint Sensitivities	For every additional 1,000 reactive complaints per week above 13,000 on average from January 2019 throughto the industry deadline of the end of August 2019, the Group would expect an additional charge of approximately £85 million.
Maximum exposure to credit risk	£ 240
HBOS [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	15
Other provisions	£ 115
Percent of accepted offers after compensation assessment	96.00%
Value of offers after compensation assessment	£ 96
Value of accepted offers after compensation assessment	78
ExGratiaPayments	9
Payments in respect of settlements, reimbursement rights	5
Other regulatory provisions [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	600
Other provisions	861		1,292
Provision used, other provisions	(1,032)
Arreas Handling
OTHER PROVISIONS (Details) [Line Items]
Total Arrears Handling To Date	793
Arreas Handling | Management Fees and Activities [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	151
Mis-selling of packaged bank accounts [Member]
OTHER PROVISIONS (Details) [Line Items]
Total Packaged Bank Accounts To Date	795
Mis-selling of packaged bank accounts [Member] | In respect of complaints
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions	45
Other provisions			245
Customer claims in relation to insurance branch business in Germany
OTHER PROVISIONS (Details) [Line Items]
Other provisions			639
Relating to the Transitional Service Agreement [Member] | TSB Banking Group plc [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	168
Total TSB Various Ongoing Commitments To Date Today	665
Indemnities and other matters relating to legacy business disposals [member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	£ 122
Provisions			£ 136